New accounting standards and regulatory changes	12 Months Ended
Dec. 31, 2017
Disclosure of new standards issued by the IASB [Abstract]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
5.	New accounting standards and regulatory changes

Ecopetrol adopted for the first time the following amendments to the IFRS issued by the IASB, applicable for the period covered by this report:

▪
Amendments to IAS 7 statement of cash flows - Disclosure initiative: requires entities to disclose changes in their liabilities arising from financing activities, including those arising from cash and non-cash flows (including, among others, the effect of fluctuations in the Colombian peso-U.S. dollar exchange rate). The adoption of the amendments to IAS 7 had no impact on the amounts recognized in the financial statements. The Group provides the information for the current period and the comparative period, required by this standard in Note 20 - Loans and borrowings.

The following accounting standards will become effective in future periods and are being implemented and /or assessed:

▪
IFRS 9 "Financial instruments" replaced IAS 39 "Financial Instruments: Recognition and Measurement" and entered into force for annual periods beginning on January 1, 2018. IFRS 9 includes standards on: 1) the classification and measurement of financial assets and liabilities, 2) impairment of financial assets, and 3) hedge accounting. Ecopetrol will apply these standards on their effective date.

In relation to classification and measurement, the Group made and assessment on its financial assets and liabilities and concluded that: a) the valuation of financial assets and liabilities measured at amortized cost is consistent with the Group’s business model, which seeks to pay or receive cash flows at a certain moment; b) the amortized cost valuation method does not apply to short-term accounts payable and receivables, as they do not have an associated interest rate and their settlement is less than one year; and c) investment portfolios and financial derivatives continue to be measured at fair value with changes in fair value through profit or loss, in compliance with their function within the Group’s business model.

Based on the aforementioned evaluations, the current classification of the Group's financial instruments is consistent with its business model and no significant change to the current accounting is expected.

With respect to the impairment assessment model applied to financial assets valued at amortized cost, Management believes that the adoption of IFRS 9 will not result in any impact, taking into account processes executed to monitor credit risk, knowledge prior to the financial situation of the counterparties with which transactions are made, and the quality of the portfolio.

Finally, with respect to the hedging accounting model, as an accounting policy, the Group decided to continue applying the guidance of IAS 39 for existing operations. Should Ecopetrol decide to establish new hedges, the requirements of IFRS 9 will be assessed to establish the relationship of those hedges to and their alignment with risk management objectives, as well as the qualitative and quantitative components to be considered for effectiveness of the assessment.

▪
IFRS 15 "Revenue from ordinary activities in contracts with customers" provides a five-step model to account revenue arising from contracts with customers, focusing on the identification and fulfillment of performance obligations. IFRS 15 replaces IAS 18 "Revenue" and is effective for annual periods beginning on or after January 1, 2018. According to the new standard, revenues are recognized when performance obligations are satisfied and there is no indication that the price or variable consideration are not measurable or realizable. Likewise, the recognition of revenue is observed when the client obtains control of the goods or services offered in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. The standard also contains presentation and disclosure requirements that are more detailed than those defined by IAS 18, which represents an increase in the volume of disclosures required in the financial statements.

The Ecopetrol Business Group will apply this standard on January 1, 2018, using the modified retrospective method, which allows adjusting the calculated impacts within equity, at the date of initial application, without adjusting the comparative years. Management estimates that the adoption of the new standard will not have a material effect; nevertheless, the adoption will required the implementation of new internal controls, changes in accounting procedures and policies to allow documentation on the adoption of the standard and its future application.

During the process of implementing IFRS 15, sources of ordinary income were assessed, considering the identification of contracts with customers, performance obligations, the determination of transaction prices, the association of prices with performance obligations, and the recognition of income when such obligations are fulfilled. The analysis included the following aspects by segment:

Exploration and production: Revenues in this segment correspond to the sale of oil and natural gas. The Group assessed the following: agreements with partners in joint operations, long-term contracts, over and underlifting, production, royalties, role of principal and agent, purchase and sale agreements, take-or-pay agreements and variable price components. No significant impacts were identified for the recognition, measurement or presentation of revenue in this segment.

The Group assessed whether the operating partner in a joint operation can have a contract with another non-operator partner to market and sell the non-operator product to a third party. The analysis included whether one of the parties acts as principal or agent in the agreement. The operator evaluates whether it records gross income based on total production or net income based on its net operating interest. The non-operator evaluates the moment of revenue recognition. The Ecopetrol Business Group does not maintain significant agreements with non-operating partners whereby it assumes the role of agent.

Transport and Logistics: Revenues in this segment correspond to the income from transport, storage and wholesale commercialization of crude or refined products derived from petroleum either by pipeline, rail, barge or truck. Pipelines and other transportation systems can be used to move crude oil from production sites to refineries and deliver the various refined products to fuel distributors. The main aspects evaluated are ship or pay and ship and pay contracts, variable price components and deposit agreements. The Ecopetrol Business Group has evaluated the performance obligations established in the provision of service, noting that there are no conditions with effects on the variable price related to volumetric adjustments or other contractual conditions that prevent recognition of income.

Take-or-pay contracts: Commodity sales contracts and some firm storage and transportation contracts can be structured as more complex purchase or minimum payment contracts, which specify minimum quantities of product that a customer will pay, even if they choose not to receive or use them. The quantities of products that a customer chooses not to take or use in the specified delivery period are called "deficient quantities."

No significant impacts were identified for recognition, measurement or reporting of revenue for this segment.

Refining, Petrochemicals and Biofuels: Revenues in these segments correspond to the refining of oil, the processing and purification of natural gas, and the production of petrochemicals and biofuels. The main aspects assessed are long-term contracts, variable price components, non-monetary agreements, discounts, financing components and refinery network deliveries. No significant impacts were identified for the recognition, measurement or reporting of revenue for this segment.

For each of these segments, income is recognized when the goods or services have been delivered to customers at the established delivery points (when the performance obligation is fulfilled), whereby the transfer of the goods takes place and the risks associated with the products have been accepted by customers.

Regarding the agent and principal structure, as part of the process of selling products or services, the Ecopetrol Business Group enters into contracts to acquire, on behalf of the customer, other products or provide services. Under these contracts, the Ecopetrol Business Group is considered as the entity responsible for fulfilling the specific performance obligation. In some cases an inventory risk is not maintained before or after having sold the good or rendered the service. The Ecopetrol Business Group has assessed the impact on recognition in both cases and does not expect significant effects in the adoption of the new standard.

As a result of the analysis of these segments, it was concluded that: a) for contracts with several performance obligations, the Group concluded that such contracts are interdependent; therefore, the prices assigned are not independent and the application of a pricing methodology was not required; b) the Ecopetrol Business Group acts as principal in its transactions where it controls assets before transferring them to a client; c) the Group recognizes variable considerations in transaction prices unless they cannot be reliably measured, in which case the recognition is deferred until the uncertainty is resolved; d) the product's method is used by the Group to recognize income from long-term contracts with partial deliveries of goods; e) no effects associated with contract costs were identified when they were recognized in the accounting period and capitalization of the costs is not required; and, f) non-monetary agreements are recognized at fair value.

▪
IFRS 16 "Leases" provides a new model for a lessee's accounting, according to which all leases, other than those of short-term and with small amounts, will be recognized in the balance sheet, as an asset (right of use) and a liability (financial lease) and in the statement of profit or loss, the respective amortization of the right of use during the term of the lease. IFRS 16 will be effective for annual periods beginning on or after January 1, 2019, with limited possibilities for early implementation. IFRS 16 replaces the current IAS 17 "Leases" and IFRIC 4 "Determination of whether an agreement contains a lease".

IFRS 16 "Leases" contains a new model for the identification of leases and their treatment in the financial statements for lessees. As a result of its implementation, oil and gas companies could recognize more assets and liabilities, mainly derived from the rental of drilling equipment and offices.

Ecopetrol has completed its initial assessment and started an action plan for its implementation. The Group will continue to perform a more detailed analysis of the potential impact on the financial statements from the adoption of IFRS 16 and does not expect to adopt it in advance.

▪	Amendments to IFRS 10 and IAS 28: Asset sale or contribution between an investor and its associate or joint venture.

The amendments address the conflict between IFRS 10 and IAS 28 as to the treatment of control loss of a subsidiary that is sold or contributed to an associate or joint venture. The amendments clarify that the gain or loss resulting from the asset sale or contribution that constitutes a business, as defined in IFRS 3, between the investor and its associate or joint venture, is recognized in its entirety. However, any gain or loss resulting from an asset sale or contribution that is not a business, is recognized only up to the interests of investors who are not related to the associate or joint venture. The IASB has deferred the effective date of these amendments indefinitely, but an entity that early adopts it must apply them prospectively.

▪	Annual Improvements to IFRS Standards 2014-2016 cycle: Modifications to the following standards:

-
IFRS 12: The interpretation clarifies the scope of the standard by specifying that disclosure requirements in the standard, except those listed in paragraphs B10 to B16, apply to the interests of an entity listed in paragraph 5 (subsidiaries, joint arrangements, associates and non-consolidated structured entities), which are classified as held for sale or discontinued operations in accordance with IFRS 5.

-	IFRIC 22 Transactions in foreign currency and early consideration: The interpretation deals with transactions in foreign currency where:

▪	There is a consideration that is denominated in foreign currency;
▪	The entity recognizes an asset for early payment or a deferred tax liability with respect to such consideration, before the recognition of the related asset, expense or income; and
▪	The asset for said advance or deferred tax liability is not monetary.

The Interpretations Committee reached the following conclusions:

▪	The date of the transaction, in order to determine the exchange rate, is the date of the initial recognition of the non-monetary advance or deferred tax liability.
▪	If there are several payments received in advance, a transaction date is established for each payment.

These new accounting policies are subject to change until the Group presents its first financial statements on the initial application date.